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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623


                      Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Equity Opportunity Fund
        Schedule of Investments  8/31/05

Shares                                                            Value
        Common Stocks - 99.9 %
        Energy - 3.8 %
        Coal & Consumable Fuels - 0.2 %
3,200   Alpha Natural Resources, Inc. *                       $     95,456
        Integrated Oil & Gas - 0.3 %
1,793   USX-Marathon Group, Inc.                              $    115,308
        Oil & Gas Refining & Marketing - 1.2 %
7,585   Ashland, Inc.                                         $    461,093
        Oil & Gas Storage & Transportation - 2.1 %
8,500   Kinder Morgan, Inc.                                   $    811,495
        Total Energy                                          $  1,483,352
        Materials - 20.8 %
        Aluminum - 1.1 %
18,000  Novelis, Inc.                                         $    415,440
        Commodity Chemicals - 3.1 %
25,123  Lyondell Petrochemicals Co.                           $    648,173
9,173   NOVA Chemicals Corp.                                       294,454
15,200  Spartech Corp.                                             291,080
                                                              $  1,233,707
        Diversified Chemical - 1.5 %
30,975  Olin Corp.                                            $    578,613
        Diversified Metals & Mining - 0.2 %
1,500   Inco, Ltd.                                            $     63,495
        Fertilizers & Agricultural Chemicals - 3.5 %
16,500  The Scotts Miracle-Gro Co.                            $  1,352,670
        Forest Products - 0.8 %
12,247  Louisiana-Pacific Corp.                               $    309,727
        Gold - 0.2 %
6,055   Placer Dome, Inc.                                     $     88,524
        Metal & Glass Containers - 2.2 %
15,000  Crown Cork & Seal Co., Inc. *                         $    253,350
24,006  Owens-Illinois, Inc. *                                     619,355
                                                              $    872,705
        Paper Packaging - 0.5 %
17,173  Smurfit -Stone Container Corp. *                      $    189,590
        Paper Products - 2.8 %
215,000 Abitibi-Consolidated, Inc.                            $    933,101
5,132   Georgia-Pacific Corp.                                      164,686
                                                              $  1,097,787
        Specialty Chemicals - 4.9 %
13,500  Arch Chemicals, Inc.                                  $    334,260
7,200   Cytec Industries, Inc.                                     342,720
38,170  RPM, Inc.                                                  723,322
8,500   Sigma-Aldrich Corp.                                        530,400
                                                              $  1,930,702
        Total Materials                                       $  8,132,960
        Capital Goods - 14.5 %
        Aerospace & Defense - 2.6 %
1,579   Alliant Techsystems, Inc. *                           $    121,472
2,400   Ducommun, Inc. *                                            49,801
199     DRS Technologies, Inc. *                                    10,239
9,679   EDO Corp.                                                  271,883
5,439   Esterline Technologies Corp. *                             237,412
9,118   United Industrial Corp. (b)                                309,830
                                                              $  1,000,637
        Building Products - 2.2 %
34,767  Lennox International, Inc.                            $    847,967
        Construction & Farm Machinery & Heavy Trucks - 1.1 %
20,592  Wabash National Corp.                                 $    428,725
        Electrical Component & Equipment - 2.9 %
2,250   AMETEK, Inc.                                          $     90,653
27,688  Roper Industries, Inc.                                   1,066,542
                                                              $  1,157,195
        Industrial Machinery - 5.7 %
2,800   Albany International Corp.                            $    100,856
14,698  Donaldson Co., Inc.                                        450,347
3,749   Danaher Corp.                                              200,796
5,200   Idex Corp.                                                 226,201
4,100   ITT Industries, Inc.                                       447,392
12,662  Kaydon Corp.                                               366,058
2,877   Mueller Industries, Inc.                                    75,406
3,428   The Manitowoc Co., Inc.                                    159,745
3,450   Parker Hannifin Corp.                                      222,318
                                                              $  2,249,119
        Total Capital Goods                                   $  5,683,643
        Media - 2.3 %
        Advertising - 2.3 %
74,885  The Interpublic Group of Companies, Inc. *            $    908,355
        Total Media                                           $    908,355
        Retailing - 3.5 %
        Automotive Retail - 2.0 %
58,400  Pep Boys - Manny, Moe & Jack                          $    762,704
        Distributors - 1.5 %
17,150  Wesco International, Inc.*                            $    595,105
        Total Retailing                                       $  1,357,809
        Food & Drug Retailing - 0.1 %
        Food Retail - 0.1 %
1,100   McCormick & Co, Inc. *                                $     37,301
        Total Food & Drug Retailing                           $     37,301
        Household & Personal Products - 0.9 %
        Personal Products - 0.9 %
8,400   Alberto-Culver Co. (Class B)                          $    360,780
        Total Household & Personal Products                   $    360,780
        Health Care Equipment & Services - 10.4 %
        Health Care Distributors - 1.2 %
15,900  Owens & Minor, Inc.                                   $    455,694
        Health Care Equipment - 8.6 %
17,285  Bio-Rad Laboratories, Inc. *                          $    954,132
10,400  Mentor Corp.                                               547,040
30,300  Steris Corp                                                755,682
6,200   Stryker Corp.                                              338,210
27,630  Thermo Electron Corp. *                                    770,877
                                                              $  3,365,941
        Health Care Supplies - 0.6 %
3,502   Cooper Companies, Inc.                                $    240,132
        Total Health Care Equipment & Services                $  4,061,767
        Pharmaceuticals & Biotechnology - 7.3 %
        Biotechnology - 3.9 %
1,828   Incyte Genomics, Inc. *                               $     13,454
2,900   Invitrogen Corp. *                                         245,717
30,469  Protein Design Labs, Inc. *                                814,741
23,900  Vertex Pharmaceuticals, Inc. *                             439,760
                                                              $  1,513,672
        Pharmaceuticals - 3.4 %
19,700  Bristol-Myers Squibb Co.                              $    482,059
3,000   KV Pharmaceuticals  * (b)                                   51,181
7,659   Ligand Pharmaceuticals, Inc. (Class B) *                    60,124
12,400  Merck & Co., Inc.                                          350,052
19,656  Valeant Pharmaceuticals International                      392,727
                                                              $  1,336,143
        Total Pharmaceuticals & Biotechnology                 $  2,849,815
        Banks - 2.3 %
        Thrifts & Mortgage Finance - 2.3 %
39,200  Sovereign Bancorp, Inc.                               $    914,144
        Total Banks                                           $    914,144
        Insurance - 3.0 %
        Multi-Line Insurance - 3.0 %
16,300  Hartford Financial Services Group, Inc.  (b)          $  1,190,715
        Total Insurance                                       $  1,190,715
        Real Estate - 16.4 %
        Real Estate Management & Development - 1.8 %
20,116  Forest City Enterprises, Inc.                         $    715,325
        Real Estate Investment Trusts - 14.6 %
26,493  Saul Centers, Inc.                                    $    976,002
9,620   Crescent Real Estate Equities, Inc.                        188,841
20,000  Mack-Cali Realty Corp.                                     881,000
53,365  Equity Office Properties Trust                           1,777,055
28,748  General Growth Pro TLB SC  (b)                           1,296,247
63,000  MeriStar Hospitality Corp. *                               579,600
                                                              $  5,698,745
        Total Real Estate                                     $  6,414,070
        Software & Services - 0.2 %
        Application Software - 0.0 %
1,400   Mentor Graphics Corp. *                               $     11,942
        Data Processing & Outsourced Services - 0.2 %
5,910   Infocrossing, Inc. *  (b)                             $     52,363
        Total Software & Services                             $     64,305
        Technology Hardware & Equipment - 2.5 %
        Electronic Manufacturing Services - 0.7 %
11,200  Park Electrochemical Corp.                            $    270,480
        Technology Distributors - 1.8 %
1,400   Arrow Electronics, Inc. *                             $     41,748
10,050  Fisher Scientific International, Inc. *                    648,024
                                                              $    689,772
        Total Technology Hardware & Equipment                 $    960,252
        Semiconductors - 0.3 %
        Semiconductor Equipment - 0.3 %
6,197   FEI Co. *                                             $    129,703
        Total Semiconductors                                  $    129,703
        Utilities - 11.7 %
        Electric Utilities - 1.6 %
16,383  CMS Energy Corp. *                                    $    263,766
1,900   Edison International                                        85,557
8,200   UniSource Energy Corp.                                     272,978
                                                              $    622,301
        Gas Utilities - 5.1 %
36,885  Atmos Energy Corp.                                    $  1,091,427
130,300 SEMCO Energy, Inc. *                                       902,979
                                                              $  1,994,406
        Independent Power Producer & Energy Traders - 2.2 %
21,400  NRG Energy, Inc. *                                    $    856,428
        Multi-Utilities - 2.8 %
36,400  National Fuel Gas Co.                                 $  1,096,004
        Total Utilities                                       $  4,569,139
        TOTAL COMMON STOCKS
        (Cost   $36,903,124)                                  $ 39,118,110

        TEMPORARY CASH INVESTMENT - 7.0 %
        Security Lending Collateral - 7.0 %
2,745,15Securities Lending Investment Fund, 3.43%             $  2,745,158
        TOTAL TEMPORARY CASH INVESTMENT - 7.0%
        (Cost   $2,745,178)                                   $  2,745,158

        TOTAL INVESTMENT IN SECURITIES - 106.9%
        (Cost   $39,562,854)                                  $ 41,863,268

        OTHER ASSETS AND LIABILITIES - (6.9)%                 $(2,684,132)

        TOTAL NET ASSETS - 100.0%                             $ 39,179,136

*       Non-income producing security

(a) At August 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $36,562,854 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost             $ 6,794,559

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value              (1,494,145)

        Net unrealized gain                                   $5,300,414

(b)     At August 31, 2005, the following securities were out on loan:

Shares                         Security                        Market Value
27,311  General Growth Pro TLB SC                             $ 1,231,453
14,725  Hartford Financial Services Group, Inc.                 1,075,661
5,600   Infocrossing, Inc. *                                     49,616
2,800   KV Pharmaceuticals  *                                    47,768
8,650   United Industrial Corp.                                  293,927
        Total                                                 $ 2,698,425







ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 31, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 31, 2005

* Print the name and title of each signing officer under his or her signature.